TAX EFFECT ALLOCATED TO EACH COMPONENT OF OTHER COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Income and Comprehensive Income
Adjustment of pension and postretirement benefit plans	$ 3,387	$ 8,203	$ 6,044
Amortization of net losses of pension and postretirement benefit plans	(8,042)	(8,817)	(8,401)
Amortization of prior service credit of pension and postretirement benefit plans	0	0	1,354
Unrealized holding gains (losses) on debt securities arising during the period	(51,213)	(20,113)	219
Reclassification adjustment for (gains) losses included in net income	6	(4)	0
Unrealized net (losses) gains on cash flow hedges	2,472	1,302	(210)
Reclassification adjustment for net losses (gains) included in net income	(2,084)	(1,496)	433
Income tax expense	$ (55,474)	$ (20,925)	$ (561)